Significant Accounting Policies (Details) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013 USD ($)	Sep. 30, 2013 USD ($)	Jun. 30, 2013 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Sep. 30, 2012 USD ($)	Jun. 30, 2012 USD ($)	Mar. 31, 2012 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 VEF
Foreign Currency Translation
Threshold percentage used to determine if economic environment is highly inflationary									100.00%
Number of years used to determine if economic environment is highly inflationary									3 years
Operating income of Venezuelan subsidiary as percent of consolidated amount high end of range									1.00%
Cumulative inflation rate of Venezuela in November 2009 and since, low end of range									100.00%
Balance of company's net monetary assets in Venezuelan bolivars												12
Exchange rate established by Venezuelan government from bolivars to dollars									6.3
3M Venezuela subsidiary non-bolivar denominated intercompany payables to other 3M entities	45								45
Earnings per share
Options outstanding not included in computation of diluted earnings per share (in shares)									2.0	12.6	17.4
Numerator:
Net income attributable to 3M	$ 1,103	$ 1,230	$ 1,197	$ 1,129	$ 991	$ 1,161	$ 1,167	$ 1,125	$ 4,659	$ 4,444	$ 4,283
Denominator:
Denominator for weighted average 3M common shares outstanding - basic (in shares)									681.9	693.9	708.5
Dilution associated with the Company's stock-based compensation plans (in shares)									11.7	9.4	10.5
Denominator for weighted average 3M common shares outstanding - diluted (in shares)									693.6	703.3	719.0
Earnings per share attributable to 3M common shareholders - basic (in dollars per share)	$ 1.65	$ 1.81	$ 1.74	$ 1.63	$ 1.43	$ 1.68	$ 1.68	$ 1.61	$ 6.83	$ 6.40	$ 6.05
Earnings per share attributable to 3M common shareholders - diluted (in dollars per share)	$ 1.62	$ 1.78	$ 1.71	$ 1.61	$ 1.41	$ 1.65	$ 1.66	$ 1.59	$ 6.72	$ 6.32	$ 5.96